Acquisition of subsidiaries - 2019 Acquisition Activity (Details) - USD ($)	1 Months Ended
	Nov. 30, 2019	Dec. 31, 2022
Xitou
Acquisition of subsidiaries
Total consideration	$ 16,486,299
Goodwill	6,624,594
Xichuang
Acquisition of subsidiaries
Total consideration	11,212,797
Goodwill	5,159,916
Goodwill, tax deductible amount		$ 0
I-Journey
Acquisition of subsidiaries
Total consideration	21,062,847
Goodwill	$ 12,927,103
Goodwill, tax deductible amount		$ 0